Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 107,564		$ 102,925
Rate increase on funds invested	32		3
Rate decrease on funds invested	$ (32)		$ (3)
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		0		1
Rate decrease on funds invested		$ 0		$ (1)
Bottom of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
Bottom of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.24%	0.24%	0.86%	0.86%
Rate increase	0.26%	0.26%	0.95%	0.95%
Rate decrease	0.22%	0.22%	0.77%	0.77%
Top of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
Top of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.24%	0.24%	0.86%	0.86%
Rate increase	0.26%	0.26%	0.95%	0.95%
Rate decrease	0.22%	0.22%	0.77%	0.77%